Employee Benefit Plans (Change in AOCI and Regulatory Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plans
Change in AOCI and Regulatory Assets
Beginning Balance	$ 38
Amortized in current period	8	$ 21
Ending Balance	22	38
Defined benefit pension plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	192
Amortized in current period	(21)
Current year addition to AOCI or regulatory assets	147
Change in FX rate	18
Ending Balance	336	192
Defined benefit pension plans | Actuarial losses (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	30
Amortized in current period	(10)
Current year addition to AOCI or regulatory assets	(5)
Change in FX rate	0
Ending Balance	15	30
Non-pension Benefit Plans
Change in AOCI and Regulatory Assets
Beginning Balance	(1)
Amortized in current period	0	3
Ending Balance	(9)	(1)
Non-pension Benefit Plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	91
Amortized in current period	(2)
Current year addition to AOCI or regulatory assets	(62)
Change in FX rate	4
Ending Balance	31	91
Non-pension Benefit Plans | Actuarial losses (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	0
Amortized in current period	0
Current year addition to AOCI or regulatory assets	(10)
Change in FX rate	0
Ending Balance	$ (10)	$ 0